Leases - Maturity of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases
Maturity of lease liabilities	$ 10,936	$ 12,364
1 year or less
Leases
Maturity of lease liabilities	4,619	3,966
1 to 2 years
Leases
Maturity of lease liabilities	1,230	3,421
2 to 5 years
Leases
Maturity of lease liabilities	2,257	1,920
Over 5 years
Leases
Maturity of lease liabilities	$ 2,830	$ 3,057